Policyholder Account Balances (Summary of Balances and Changes in Policyholder Account Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	$ 110,227
Interest credited	2,877	$ 2,929	$ 2,923
Balance as of end-of-year	114,435	110,227
Ul and Other [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	38,200	38,185
Gross deposits	3,921	3,942
Withdrawal	(1,244)	(1,210)
Policyholder assessments	(4,496)	(4,457)
Net transfers from (to) general account	2	117
Interest credited	1,494	1,501
Change in fair value of embedded derivative instrument	(183)	122
Balance as of end-of-year	$ 37,694	$ 38,200	38,185
Weighted-average crediting rate	3.90%	3.90%
Net amount at risk	$ 304,348	$ 299,591
Cash surrender value	34,210	34,393
Variable Annuities [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	19,148	12,145
Gross deposits	5,178	5,496
Withdrawal	(417)	(310)
Policyholder assessments	(2)	(2)
Net transfers from (to) general account	(492)	(587)
Interest credited	287	209
Change in fair value of embedded derivative instrument	(1,518)	2,197
Balance as of end-of-year	$ 22,184	$ 19,148	12,145
Weighted-average crediting rate	1.40%	1.30%
Net amount at risk	$ 7,974	$ 906
Cash surrender value	21,147	18,300
Fixed Annuity [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	22,552	23,168
Gross deposits	3,284	1,023
Withdrawal	(2,514)	(2,381)
Policyholder assessments	(51)	(84)
Interest credited	532	508
Change in fair value of embedded derivative instrument	(438)	318
Balance as of end-of-year	$ 23,365	$ 22,552	23,168
Weighted-average crediting rate	2.40%	2.20%
Net amount at risk	$ 171	$ 122
Cash surrender value	22,529	21,744
Retirement Plan Services Segment [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	23,579	22,916
Gross deposits	4,012	3,121
Withdrawal	(3,579)	(3,474)
Policyholder assessments	(13)	(14)
Net transfers from (to) general account	510	414
Interest credited	629	616
Balance as of end-of-year	$ 25,138	$ 23,579	$ 22,916
Weighted-average crediting rate	2.60%	2.70%
Net amount at risk	$ 15	$ 3
Cash surrender value	25,133	23,573
Other Operations [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	6,748
Balance as of end-of-year	$ 6,054	$ 6,748